RISK MANAGEMENT (Details 18)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Year-End [Member]
RatioBetweenCoreAssetsAndLiabilitiesLineItems [Line Items]
Percentage of deposits and loans	71.90%	78.40%	73.50%
Minimum [Member]
RatioBetweenCoreAssetsAndLiabilitiesLineItems [Line Items]
Percentage of deposits and loans	70.20%	71.00%	73.20%
Maximum [Member]
RatioBetweenCoreAssetsAndLiabilitiesLineItems [Line Items]
Percentage of deposits and loans	78.40%	81.50%	79.90%
Average [Member]
RatioBetweenCoreAssetsAndLiabilitiesLineItems [Line Items]
Percentage of deposits and loans	72.30%	77.50%	76.50%